Leases (Details) - Schedule of Depreciation Expense - Right-of-use assets [member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Depreciation Expense [Line Items]
Beginning balance, Cost	$ 381,824	$ 37,692
Subsidiaries’ Acquisitions		150,781
Additions	202,362	195,021
Disposals	(21,134)	(1,670)
Foreign currency translation	(14,954)
Ending balance, Cost	548,098	381,824
Beginning balance, Accumulated depreciation	(88,259)	(20,308)
Additions	(112,945)	(69,165)
Disposals	7,353	1,509
Foreign currency translation	4,457	(295)
Ending balance, Accumulated depreciation	(189,394)	88,259
Vehicles [Member]
Leases (Details) - Schedule of Depreciation Expense [Line Items]
Beginning balance, Cost	107,542	623
Subsidiaries’ Acquisitions		59,657
Additions	49,934	48,433
Disposals	(18,206)	(1,171)
Foreign currency translation	(1,862)
Ending balance, Cost	137,408	107,542
Beginning balance, Accumulated depreciation	(20,918)	(147)
Additions	(41,266)	(21,795)
Disposals	6,275	1,024
Foreign currency translation	1,515
Ending balance, Accumulated depreciation	(54,394)	(20,918)
Buildings [Member]
Leases (Details) - Schedule of Depreciation Expense [Line Items]
Beginning balance, Cost	94,616
Subsidiaries’ Acquisitions		7,049
Additions	131,450	88,051
Disposals		(484)
Foreign currency translation	(8,325)
Ending balance, Cost	217,741	94,616
Beginning balance, Accumulated depreciation	(12,947)
Additions	(23,321)	(12,947)
Disposals
Foreign currency translation	1,428
Ending balance, Accumulated depreciation	(34,840)	(12,947)
Warehouses [Member]
Leases (Details) - Schedule of Depreciation Expense [Line Items]
Beginning balance, Cost	119,903	17,101
Subsidiaries’ Acquisitions		53,575
Additions	2,718	49,227
Disposals
Foreign currency translation	(4,767)
Ending balance, Cost	117,854	119,903
Beginning balance, Accumulated depreciation	(35,275)	(17,101)
Additions	(26,158)	(18,658)
Disposals		484
Foreign currency translation	1,514
Ending balance, Accumulated depreciation	(59,919)	(35,275)
Office furniture and equipment [Member]
Leases (Details) - Schedule of Depreciation Expense [Line Items]
Beginning balance, Cost	8,151
Subsidiaries’ Acquisitions		2,697
Additions	3,172	5,454
Disposals	(2,928)
Foreign currency translation
Ending balance, Cost	8,395	8,151
Beginning balance, Accumulated depreciation	(1,346)
Additions	(2,651)	(1,346)
Disposals	1,078
Foreign currency translation
Ending balance, Accumulated depreciation	(2,919)	(1,346)
Computer equipment [Member]
Leases (Details) - Schedule of Depreciation Expense [Line Items]
Beginning balance, Cost	51,612	19,968
Subsidiaries’ Acquisitions		27,803
Additions	15,088	3,856
Disposals		(15)
Foreign currency translation
Ending balance, Cost	66,700	51,612
Beginning balance, Accumulated depreciation	(17,773)	(3,060)
Additions	(19,549)	(14,419)
Disposals		1
Foreign currency translation		(295)
Ending balance, Accumulated depreciation	$ (37,322)	$ (17,773)